Related Party Transactions - Transactions with Golar Power and Affiliates (Details) - Golar Power - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Related Party Transaction [Line Items]
Net (expenses) income (due to) from related parties	$ 4,681	$ 1,691
Management and administrative services revenue
Related Party Transaction [Line Items]
Related party revenues	3,470	1,209
Ship management fees income
Related Party Transaction [Line Items]
Related party revenues	552	188
Debt guarantee compensation
Related Party Transaction [Line Items]
Related party transaction amount	592	294
Share options expense recharge
Related Party Transaction [Line Items]
Related party revenues	$ 67	$ 0